Schedule of Investments (unaudited) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 132.2%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$1,060,723

Arizona — 7.6%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,307,888
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	130	131,343
Arizona Industrial Development Authority, Refunding RB, Basis Schools Project, Series G, 5.00%, 07/01/47(a)	435	418,600
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	713,946
4.75%, 07/01/31	3,070	3,204,589
Industrial Development Authority of the County of Pima, RB, Imagine East Mesa Charter Schools Project, 5.00%, 07/01/34(a)	400	381,376
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,886,565
5.00%, 12/01/37	2,065	2,661,269
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	954,828

		12,660,404

Arkansas — 2.9%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	960	834,173
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	550,450
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	928,771
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,952,404
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	504,162

		4,769,960

California — 18.5%
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	1,345	1,441,652
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34	1,000	1,215,460

Security	Par (000)	Value

California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	$2,000	$2,059,340
County of Riverside Redevelopment Successor Agency, Refunding, Tax Allocation Bonds, M/F Housing, Series A, 4.00%, 10/01/39	1,550	1,701,606
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	1,405	1,598,876
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	735	733,155
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	1,650	2,066,014
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	4,725,520
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,323,465
0.00%, 08/01/33(d)	4,000	1,712,640
6.20%, 08/01/39(c)	2,605	3,238,275
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33	2,800	3,729,460
State of California, GO, Refunding, Various Purpose, 5.00%, 02/01/38	3,000	3,328,080
State of California, GO, Various Purposes, 6.00%, 03/01/33	170	170,704
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	525	523,682
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	1,225	1,243,020

		30,810,949

Colorado — 0.3%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	595	553,481

Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	550	578,974

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut, GO, Series E, 5.00%, 09/15/37	$970	$1,153,815

		1,732,789

Delaware — 2.1%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	330	318,034
5.00%, 07/01/48	900	833,751
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,215,588
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	950	1,073,700

		3,441,073

Florida — 3.1%
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,713,073
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)(g)	860	412,800

		5,125,873

Georgia — 0.7%
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	295	323,503
4.00%, 12/01/48	210	228,978
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	255	312,023
5.00%, 05/15/43	330	367,633

		1,232,137

Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	426,328

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	541,415

Illinois — 9.6%
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	235	235,132
Project, Series C, 5.25%, 12/01/35	775	782,192

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	$425	$441,749
Dedicated Revenues, Series C, 5.00%, 12/01/34	235	234,803
Dedicated Revenues, Series F, 5.00%, 12/01/23	310	323,972
Series C, 5.00%, 12/01/25	335	348,202
Chicago Board of Education, GO:
5.00%, 12/01/46	280	264,695
5.00%, 12/01/46	725	685,371
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,631,600
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	923,044
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	702,798
County of Will Illinois, GO, 5.00%, 11/15/45	600	698,028
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	301,023
5.00%, 02/15/47	205	200,656
5.00%, 02/15/50	100	97,796
Illinois Finance Authority, Refunding RB, OSF Health Care System, Series A, 5.00%, 11/15/45	1,205	1,292,748
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	285	274,387
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 4.00%, 06/15/50	220	184,435
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,215,688
State of Illinois, GO:
5.50%, 05/01/39	795	832,365
Series D, 5.00%, 11/01/28	645	655,075
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	2,980	3,377,532

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Upper Illinois River Valley Development Authority, Refunding RB, Prairie Crossing Charter School, 5.00%, 01/01/55(a)	$390	$352,954

		16,056,245

Iowa — 0.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(h)	250	242,865

Kansas — 0.5%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding, 5.00%, 09/01/39	720	795,413

Kentucky — 3.9%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,829,500
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/23(b)	1,830	2,068,504
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
6.45%, 07/01/34	500	495,000
6.60%, 07/01/39	830	815,284
6.75%, 07/01/43	270	267,797

		6,476,085

Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	984,218
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,066,527
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/21(b)	400	423,748

		2,474,493

Maryland — 0.4%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	157,627
5.25%, 07/01/44	170	148,444

Security	Par (000)	Value

Maryland (continued)
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	$315	$348,809

		654,880

Massachusetts — 3.4%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	630	679,594
Emerson College Issue, 5.00%, 01/01/48	1,115	1,195,704
Emerson College Issue, Series A, 5.25%, 01/01/42	565	609,313
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	830	753,997
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	75	75,071
Emmanuel College Issue, Series A, 5.00%, 10/01/43	750	796,050
International Charter School, 5.00%, 04/15/40	400	420,440
Western New England University, 5.00%, 09/01/43	750	807,270
Massachusetts HFA, RB, M/F Housing, Series A:
3.80%, 12/01/43	160	171,594
3.85%, 06/01/46	205	219,618

		5,728,651

Michigan — 7.6%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,555	1,721,292
Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	249,948
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	6,278,519
State of Michigan Hospital Finance Authority, Refunding RB:
Ascension Health Senior Credit Gruop, 5.00%, 11/15/47	215	267,593
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,208,675

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	$1,690	$1,848,049

		12,574,076

Minnesota — 2.6%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	909,084
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	560	630,700
City of Otsego Minnesota, Refunding RB, Kaleidoscope Charter School Project, Series A, 5.00%, 09/01/44	425	404,447
City of Spring Lake Park Michigan, RB, Academy For Higher Learning Project, 5.00%, 06/15/39	1,080	1,042,535
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	332,769
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	660	573,751
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	393,647

		4,286,933

Mississippi — 0.8%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	415,220
Mississippi Development Bank, RB, CAB, Special Obligation, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	878,039

		1,293,259

Missouri — 2.5%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	948,015
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/21(b)	500	533,505
A.T. Still University of Health Sciences, 5.00%, 10/01/23(b)	500	577,840
Heartland Regional Medical Center, 4.13%, 02/15/43	300	304,941
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,104,460

Security	Par (000)	Value

Missouri (continued)
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	$540	$633,161

		4,101,922

Nebraska — 1.1%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	600	642,186
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	437,260
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	266,960
4.00%, 01/01/44	400	417,848

		1,764,254

Nevada — 0.9%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	420	431,235
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,000	1,058,340

		1,489,575

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	255	245,409
Series C, AMT, 4.88%, 11/01/42	145	139,824

		385,233

New Jersey — 13.3%
New Jersey Economic Development Authority, RB, School Facilities Construction Bonds, Series UU:
5.00%, 06/15/24(b)	80	95,256
5.00%, 06/15/40	345	348,653
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	633,666
Goethals Bridge Replacement Project (AGM), 5.13%, 07/01/42	200	214,458
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,153,625

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	$685	$692,268
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	534,393
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,799,654
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	539,015
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,081,824
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,070	1,111,751
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	485,110
Transportation Program, Series AA, 5.00%, 06/15/45	900	912,114
Transportation Program, Series AA, 5.00%, 06/15/46	400	404,912
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	140	143,373
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	635,694
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	760	890,781
Series A, 5.25%, 06/01/46	1,810	2,007,471
Sub-Series B, 5.00%, 06/01/46	490	511,486

		22,195,504

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	495,599

New York — 4.3%
City of New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	925,990
City of New York Water & Sewer System, Refunding RB, 2nd Generation, Fiscal 2013, 5.00%, 06/15/47	1,000	1,113,990
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	900,234

Security	Par (000)	Value

New York (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	$500	$500,010
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,135,327
Metropolitan Transportation Authority, Refunding RB, Series C-1:
Green Bond, 5.25%, 11/15/55	490	538,966
5.00%, 11/15/56	320	337,757
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	382,903
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	1,190	1,310,475

		7,145,652

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	501,610

Ohio — 5.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior:
Class 2, Series B-2, 5.00%, 06/01/55	2,255	2,273,649
Series A-2, 3.00%, 06/01/48	1,505	1,373,779
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,081,660
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	1,135	1,214,427
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	395	377,284
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	1,500	1,568,685

		8,889,484

Oklahoma — 0.9%
City of Oklahoma Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	826,560

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	$605	$651,053

		1,477,613

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	766,294
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	1,475	1,587,940

		2,354,234

Pennsylvania — 4.3%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	335	399,625
5.00%, 06/01/34	750	888,683
(AGM), 4.00%, 06/01/39	1,365	1,489,611
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
Series A, 4.00%, 09/01/49	495	512,127
Project, 4.00%, 09/01/49	715	745,745
Delaware River Port Authority, RB, 4.50%, 01/01/32	1,500	1,690,335
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	1,250	1,383,587

		7,109,713

Puerto Rico — 6.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	315	315,775
5.63%, 05/15/43	345	345,831
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,305	1,275,677
5.13%, 07/01/37	375	371,362
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	385	385,142
6.00%, 07/01/44	700	700,105
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	5,318	1,355,452

Security	Par (000)	Value

Puerto Rico (continued)
Series A-1, 4.75%, 07/01/53	$838	$809,106
Series A-1, 5.00%, 07/01/58	3,553	3,544,402
Series A-2, 4.33%, 07/01/40	552	528,319
Series A-2, 4.78%, 07/01/58	896	863,744

		10,494,915

Rhode Island — 3.4%
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,155	1,282,882
Rhode Island Housing & Mortgage Finance Corp., RB, (FHA), S/F Housing, Series 3-B, 4.13%, 10/01/49	480	501,264
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,069,160
Series B, 4.50%, 06/01/45	2,730	2,835,951

		5,689,257

South Carolina — 1.4%
South Carolina Jobs EDA, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	470	381,424
South Carolina Jobs-Economic Development Authority, RB, Bishop Gadsden Episcopal Retirement Community:
5.00%, 04/01/44	100	104,269
4.00%, 04/01/49	100	89,694
5.00%, 04/01/49	135	139,702
4.00%, 04/01/54	105	90,425
5.00%, 04/01/54	245	250,130
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,074,170
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	192,764

		2,322,578

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	740	794,494

Tennessee — 2.8%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	1,950	2,194,549

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
City of Johnson Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	$800	$824,464
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	900,051
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	754,657

		4,673,721

Texas — 9.6%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	4,401,285
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	5,432,832
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	890	1,036,628
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	370	216,010
0.00%, 08/15/35	3,630	2,060,932
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	760	866,278
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,355	1,424,904
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	501,995

		15,940,864

Utah — 0.9%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	530	591,051
State of Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	360	432,021

Security	Par (000)	Value

Utah (continued)
State of Utah Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	$400	$424,716

		1,447,788

Vermont — 0.5%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	544,675
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	350	364,780

		909,455

Virginia — 1.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	449,021
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	585	619,772
4.00%, 09/01/48	375	356,468
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	385	416,709
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(h)	470	447,999
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	759,111

		3,049,080

Washington — 0.4%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	600	621,852

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,305	1,391,861

Wisconsin — 1.2%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	241,142
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	800	1,006,432

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	$665	$752,587

		2,000,161

Total Municipal Bonds — 132.2% (Cost — $203,039,182)		220,184,451

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 34.7%

California — 1.1%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(j)	1,451	1,792,962

Colorado — 1.3%
State of Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44(j)	1,950	2,174,581

Connecticut — 1.8%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,935,261

Michigan — 3.7%
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	5,385	6,074,603

New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,400	1,409,187

New York — 13.1%
City of New York, GO, Refunding, Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,349,140
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	3,660	3,865,948
Series CC, 5.00%, 06/15/47	6,000	6,765,987
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(b)(j)	1,548	1,603,327
5.75%, 02/15/47	952	986,318
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,640,070

Security	Par (000)	Value

New York (continued)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	$1,560	$1,644,022

		21,854,812

Texas — 6.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,998	3,212,353
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/43	1,580	1,739,027
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	1,515	1,828,272
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	2,999	3,551,454

		10,331,106

Virginia — 2.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,461,917
Virginia Small Business Financing Authority, Refunding RB, Bon Secours Health System, Series A, 4.00%, 12/01/49	1,860	2,032,310

		4,494,227

Washington — 4.0%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,501,974
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	3,000	3,204,240

		6,706,214

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.7% (Cost — $55,543,930)		57,772,953

Total Long-Term Investments — 166.9% (Cost — $258,583,112)		277,957,404

8

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Value

Other Assets Less Liabilities — 2.0%	3,327,487

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%	(34,849,803)

VMTP Shares, at Liquidation Value — (48.0)%	(79,900,000)

Net Assets Applicable to Common Shares — 100.0%	$166,535,088

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to August 1, 2027, is $3,678,118.

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	7,802	—	(7,802	)(c)	—	$—	$8,979	$2,153	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.
(c)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HDA	Housing Development Authority

HFA	Housing Finance Agency

IDA	Industrial Development Authority

9

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Bond Trust (BBK)

Portfolio Abbreviations (continued)

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$277,544,604	$412,800	$277,957,404

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(34,682,724)	$—	$(34,682,724)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(114,582,724)	$—	$(114,582,724)

10